EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Text Block]
9.	EARNINGS PER SHARE.

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Nine Months Ended September 30, 2011
	Income Numerator	Shares Denominator	Per Share Amount
Net income attributed to Pacific Ethanol	$5,120
Less: Preferred stock dividends	(946)
Basic income per share:
Income available to common stockholders	$4,174	21,230	$0.20
Add: Stock options	—	98
Diluted income per share:
Income available to common stockholders	$4,174	21,328	$0.20

	Nine Months Ended September 30, 2010
	Income Numerator	Shares Denominator	Per Share Amount
Net income attributed to Pacific Ethanol	$85,539
Less: Preferred stock dividends	(2,346)
Basic income per share:
Income available to common stockholders	$83,193	9,947	$8.36
Add: Preferred stock dividends	2,346	1,152
Diluted income per share:
Income available to common stockholders	$85,539	11,099	$7.71

There were an aggregate of 6,859,000 and 671,000 potentially dilutive weighted-average shares from convertible securities outstanding for the three and nine months ended September 30, 2011, respectively. These convertible securities were not considered in calculating diluted net income per share for the three and nine months ended September 30, 2011, as their effect would have been anti-dilutive.